Consolidated Statements of Income (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Non-interest revenues
Discount revenue	$ 19,493		$ 18,695		$ 17,739
Net card fees	2,712		2,631		2,506
Travel commissions and fees	1,118		1,913		1,940
Other commissions and fees	2,508		2,414		2,317
Other	2,989		2,274		2,425
Total non-interest revenues	28,820		27,927		26,927
Interest income
Interest on loans	6,929		6,718		6,511
Interest and dividends on investment securities	179		201		246
Deposits with banks and other	71		86		97
Total interest income	7,179		7,005		6,854
Interest expense
Deposits	373		442		480
Long-term debt and other	1,334		1,516		1,746
Total interest expense	1,707		1,958		2,226
Net interest income	5,472		5,047		4,628
Total revenues net of interest expense	34,292		32,974		31,555
Provisions for losses
Provisions	792		648		601
Card member loans	1,138		1,115		1,030
Other	114		69		81
Total provisions for losses	2,044		1,832		1,712
Total revenues net of interest expense after provisions for losses	32,248		31,142		29,843
Expenses
Marketing, promotion, rewards and Card Member services	11,073		10,267		9,944
Salaries and employee benefits	6,095		6,191		6,597
Other expense	6,089		6,796		6,851
Total expenses	23,257		23,254		23,392
Pretax income	8,991		7,888		6,451
Income tax provision	3,106		2,529		1,969
Net income attributable to common shareholders	$ 5,885		$ 5,359		$ 4,482
Earnings per Common Share
Basic	$ 5.58	[1]	$ 4.91	[1]	$ 3.91	[1]
Diluted	$ 5.56		$ 4.88		$ 3.89
Average common shares outstanding for earnings per common share:
Basic	1,045,000,000		1,082,000,000		1,135,000,000
Diluted	1,051,000,000		1,089,000,000		1,141,000,000

[1]	Represents net income less earnings allocated to participating share awards of $46 million, $47 million and $49 million for the years ended December 31, 2014, 2013 and 2012, respectively.